Cover	Jun. 20, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 20, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	0-50626
Entity Registrant Name	CYCLACEL PHARMACEUTICALS, INC.
Entity Central Index Key	0001130166
Entity Tax Identification Number	91-1707622
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Level 10, Tower 11, Avenue 5, The Horizon
Entity Address, Address Line Two	Bangsar South City
Entity Address, Address Line Three	No. 8, Jalan Kerinchi
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	59200
City Area Code	(908)
Local Phone Number	517-7330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CYCC
Security Exchange Name	NASDAQ
Preferred Stock, $0.001 par value
Title of 12(b) Security	Preferred Stock, $0.001 par value
Trading Symbol	CYCCP
Security Exchange Name	NASDAQ